RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Risk Management [Abstract]
Summary of Credit Risk Exposure
Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure as of the reporting date is as follows:

	As at December 31,
	2022	2021
Trade and other receivables (excluding prepayments and deferred compensation cost)	11,029	4,253
Cash and cash equivalents	29,664	51,047
	40,693	55,300

Summary of Aging of Trade Receivables
The aging of trade receivables that are past due but not impaired is shown below:

	As at December 31,
	2022	2021
Between one and two months	471	159
Between two and three months	109	15
More than three months	205	7
	785	181

Summary of Credit Loss Allowance Activity
The activity in the credit loss allowance was as follows:

	Year Ended December 31,
	2022	2021
Balance at the beginning of the period	142	352
Increase (decrease) in credit losses allowance	796	(187)
Write offs	—	—
Translation effect	(61)	(23)
Balance at the end of the period	877	142

Disclosure of Maturity Analysis for Non-derivative Financial Liabilities
The following tables summarize the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Balances due less than 1 year equal their carrying values as the impact of discounting is insignificant, except for contingent consideration which is payable in April 2023.

	Less than 1 year	Between 1 and 2 years	More than 2 years	TOTAL
As of December 31, 2022
Lease liability	554	510	1,445	2,509
Deferred consideration	2,800	5,000	—	7,800
Contingent consideration	19,860	12,471	—	32,331
Trade and other payables	3,328	290	—	3,618
Total	26,542	18,271	1,445	46,258
As of December 31, 2021
Term loan	6,480	—	—	6,480
Lease liability	393	386	1,436	2,215
Trade and other payables	3,291	—	—	3,291
Total	10,164	386	1,436	11,986